FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through profit or loss, category [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS [Line Items]
Disclosure Of Trading And Other Financial Assets At Fair Value Through Profit Or Loss [Text Block]

NOTE 16: FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

These assets are comprised as follows:

	31 December 2018			1 January 2018			31 December 2017
	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m	Total £m	Trading assets £m	Other financial assets mandatorily at fair value through profit or loss £m	Total £m	Trading assets £m	Other financial assets at fair value through profit or loss £m	Total £m
Loans and advances to customers	26,886	10,964	37,850	29,976	11,434	41,410	29,976	–	29,976
Loans and advances to banks	848	2,178	3,026	1,614	2,582	4,196	1,614	–	1,614
Debt securities:
Government securities	7,192	10,903	18,095	9,833	11,117	20,950	9,833	12,187	22,020
Other public sector securities	–	2,064	2,064	–	1,543	1,543	–	1,527	1,527
Bank and building society certificates of deposit	–	1,105	1,105	–	222	222	–	222	222
Asset-backed securities:
Mortgage-backed securities	10	215	225	189	213	402	189	211	400
Other asset-backed securities	63	286	349	95	233	328	95	926	1,021
Corporate and other debt securities	247	18,063	18,310	523	19,707	20,230	523	19,467	19,990
	7,512	32,636	40,148	10,640	33,035	43,675	10,640	34,540	45,180
Equity shares	–	77,485	77,485	6	86,703	86,709	6	86,084	86,090
Treasury and other bills	–	20	20	–	18	18	–	18	18
Total	35,246	123,283	158,529	42,236	133,772	176,008	42,236	120,642	162,878

Other financial assets at fair value through profit or loss include assets backing insurance contracts and investment contracts of £116,903 million (1 January 2018: £126,968 million; 31 December 2017: £117,323 million). Included within these assets are investments in unconsolidated structured entities of £26,028 million (1 January 2018: £28,759 million; 31 December 2017: £28,759 million), see note 48.

For amounts included above which are subject to repurchase and reverse repurchase agreements see note 52.